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Limited Term New York Municipal Fund         Oppenheimer Limited Term Municipal Fund
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Oppenheimer AMT-Free Municipals              Oppenheimer Limited-Term Government Fund
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Oppenheimer AMT-Free New York Municipals     Oppenheimer Main Street Fund
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Oppenheimer  Balanced Fund                   Oppenheimer Main Street Opportunity Fund
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Oppenheimer California Municipal Fund        Oppenheimer Main Street Small Cap Fund
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Oppenheimer Capital Appreciation Fund        Oppenheimer MidCap Fund
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Oppenheimer Capital Income Fund              Oppenheimer New Jersey Municipal Fund
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Oppenheimer Champion Income Fund             Oppenheimer Pennsylvania Municipal Fund
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Oppenheimer Convertible Securities Fund      Oppenheimer Portfolio Series
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Oppenheimer Core Bond Fund                   Oppenheimer Principal Protected Main Street Fund
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Oppenheimer Developing Markets Fund          Oppenheimer Principal Protected Main Street Fund II
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Oppenheimer Disciplined Allocation Fund      Oppenheimer Principal Protected Main Street Fund III
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Oppenheimer Discovery Fund                   Oppenheimer Quest Balanced Fund
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Oppenheimer Dividend Growth Fund             Oppenheimer Quest Capital Value Fund, Inc.
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Oppenheimer Emerging Growth Fund             Oppenheimer Quest International Value Fund, Inc.
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Oppenheimer Emerging Technologies Fund       Oppenheimer Quest Opportunity Value Fund
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Oppenheimer Enterprise Fund                  Oppenheimer Quest Value Fund, Inc.
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Oppenheimer Equity Fund, Inc.                Oppenheimer Real Asset Fund
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Oppenheimer Global Fund                      Oppenheimer Real Estate Fund
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Oppenheimer Global Opportunities Fund        Oppenheimer Rochester National Municipals
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Oppenheimer Gold & Special Minerals Fund     Oppenheimer Select Value Fund
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Oppenheimer Growth Fund                      Oppenheimer Senior Floating Rate Fund
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Oppenheimer High Yield Fund                  Oppenheimer Small- & Mid- Cap Value Fund
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Oppenheimer International Bond Fund          Oppenheimer Strategic Income Fund
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Oppenheimer International Diversified Fund   Oppenheimer Total Return Bond Fund
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Oppenheimer International Growth Fund        Oppenheimer U.S. Government Trust
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Oppenheimer International Large-Cap Core FundOppenheimer Value Fund
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Oppenheimer International Small Company Fund Rochester Fund Municipals
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Oppenheimer International Value Fund
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Oppenheimer Limited Term California Municipal Fund
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                       Supplement Dated August 16, 2005
                  to the Statement of Additional Information

      This supplement amends the Statement of Additional Information ("SAI")
of each of the above-referenced Funds as follows and is in addition to any existing supplements.

The following waiver is added at the end of the section titled "Waivers of
Initial and Contingent Deferred Sales Charges for Certain Purchasers" in the
Appendix to the SAI titled "OppenheimerFunds Special Sales Charge
Arrangements and Waivers."

|X|  Clients of Edward D. Jones &  Co., L.P. who purchase  Class A shares of the Fund between August 19, 2005 and November 16, 2005 with the proceeds of shares  redeemed  from other  mutual  funds,  as a part of the Edward Jones
     "Free Switch" program,  may purchase those shares at net asset value and no concession will be paid by the Distributor on such purchases.

August 16, 2005                                                 PX0000.017